PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT

NOTE 7 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Computers & Equipment	Vehicles	Furniture & Equipment	Capital Work In Progress	Total

Costs
Balance, January 1, 2023	29,019	181,052	33,310	279,025	522,406
Additions	6,664	-	1,039	704	8,407
Impairments	-	-	-	(268,743)	(268,743)
Translation differences	(1,519)	(9,419)	(1,735)	(10,986)	(23,659)
Balance, December 31, 2023	34,164	171,633	32,614	-	238,411
Additions	-	-	-	-	-

Impairments	-	-	-	-	-
Translation differences	2,448	13,788	2,621	-	18,857
Balance, December 31, 2024	$36,612	$185,421	$35,235	$-	$257,268

Accumulated depreciation
Balance as of January 1, 2023	27,588	169,535	30,168	-	227,291
Depreciation	2,172	9,377	1,897	-	13,446
Translation differences	(1,439)	(8,839)	(1,573)	-	(11,851)
Balance, December 31, 2023	28,321	170,073	30,492	-	228,886
Depreciation	3,204	1,582	584	-	5,370

Translation differences	2,299	13,766	2,488	-	18,553
Balance, December 31, 2024	$33,824	$185,421	$33,564	$-	$252,809
Net book value
At December 31, 2023	$5,843	$1,560	$2,122	$-	$9,525
At December 31, 2024	$2,788	$-	$1,671	$-	$4,459

During the year ended December 31, 2024, depreciation of $1,184 (2023 - $1,498) related to computer and equipment is included in cost of revenue.

As of December 31, 2023 and 2022 the Company’s Capital work in progress relates to the ongoing investment in the future medical cannabis cultivation facility in Moshav Kochav Michael, Israel which includes permits and design.

The Company considered indicators of impairment at December 31, 2023 and 2022. The Company recorded impairment loss during the year ended December 31, 2023 for the capital work in progress.

The impairment for the capital work in progress was done mainly because of recent medical cannabis legislation changes in Israel that have materially affected the value of this asset.

On January 4, 2024 the Company has taken the decision to suspend all activities related to the construction of the medical cannabis cultivation facility.

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2024, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)